Average Annual Total Returns - PROFUND VP SMALL-CAP VALUE	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P SmallCap 600® Value Index OneYear		S&P SmallCap 600® Value Index FiveYears		S&P SmallCap 600® Value Index TenYears
Total	1.06%	8.46%	8.37%	May 01, 2002	2.53%	[1]	10.31%	[1]	10.34%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.